Tax credit and other receivables/Other payables - Summary Of Tax Credit And Other Receivables Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
VAT receivable	€ 2,740	€ 3,800
Government grants Receivable	1,872	3,200
Income tax credit receivable (short term)	1,073	1,258
Income tax credit receivable (long term)	6,047	6,056
Other tax receivable	181	171
Tax credit and other receivables	11,913	14,485
VAT payable	1,612	2,741
Current income tax liability	0	0
Social Security payable	307	1,372
Personal Income Tax payable	1,152	2,096
Deferred tax liabilities	3,412	9,347
Deferred tax liabilities and other payables	€ 6,483	€ 15,556